FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Disclosure of Amounts Managed by Capital Under Review (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	May 06, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Cash			$ 241,702,030		$ 0
Total net indebtedness			(239,188,950)		89,840,625
Total shareholders' equity (deficiency)	$ 368,681,834	$ (95,625,929)	368,681,834		(95,625,929)	$ 4,884,091	$ 1,492,142
Total capitalization			204,847,374		(5,785,304)
Total net indebtedness to total capitalization ratio	(117.00%)	(1553.00%)
Northern Genesis Acquisition Corp.
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Warrants issued as part of the business combination transaction			75,354,490	$ 169,452,859	0
Amortized cost | Bank overdraft
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Financial liabilities			0		91,076
Amortized cost | Borrowings | Credit facilities
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Financial liabilities			0		18,209,335
Amortized cost | Borrowings | Long-term debt
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Financial liabilities			2,513,080		26,817,815
Amortized cost | Borrowings | Convertible debt instruments
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Financial liabilities			0		18,866,890
Amortized cost | Common shares, retractable
Disclosure of Amounts Managed by Capital Under Review [Line Items]
Financial liabilities			$ 0		$ 25,855,509